SERIES 1A PREFERRED STOCK - Additional Information (Details) - USD ($)					1 Months Ended
	Jan. 05, 2021	Dec. 31, 2020	Dec. 09, 2020	Sep. 22, 2020	Nov. 30, 2020
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued			872,093,023
Series One A Securities Purchase Agreement | Crowdex Investments, LLC | Series 1A Preferred Stock
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued		500
Tranche 2 SPA | TubeSolar AG | Series 1A Preferred Stock
Class Of Stock [Line Items]
Number of shares sold	2,500
Gross proceeds from issuance of private placement	$ 2,500,000
Private Placement | Securities Purchase Agreement | Crowdex Investments, LLC | Series 1A Preferred Stock
Class Of Stock [Line Items]
Agreement Entered Date				Sep. 22, 2020
Stock purchase agreement, authorized amount				$ 5,000,000
Original issue price per share				$ 1,000
Fixed conversion price per 10,000 common share				0.0001
Liquidation, dissolution or winding up, holders to be paid out of assets, amount per share				$ 1,000
Private Placement | Initial Closing Under Securities Purchase Agreement | Series 1A Preferred Stock
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued					12,000,000,000
Private Placement | Initial Closing Under Securities Purchase Agreement | Crowdex Investments, LLC | Series 1A Preferred Stock
Class Of Stock [Line Items]
Number of shares sold				2,000
Debt conversion, converted instrument, shares issued					1,200
Gross proceeds from issuance of private placement				$ 2,000,000